UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22056

John Hancock Tax-Advantaged Global Shareholder Yield Fund
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Salvatore Schiavone
Treasurer

601 Congress Street

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	October 31

Date of reporting period:	April 30, 2014

ITEM 1. REPORTS TO STOCKHOLDERS.

John Hancock Tax-Advantaged Global Shareholder Yield Fund

Ticker: HTY

Semiannual report 4/30/14

IRELAND
FRANCE
POLAND
London
Glasgow
PORTUGAL

John Hancock INVESTMENTS

Portfolio summary

Top 10 Holdings (21.3% of Net Assets on 4-30-14)[1,2]

Yara International ASA	2.7%	GlaxoSmithKline PLC	1.9%

Muenchener Rueckversicherungs AG	2.6%	Centrica PLC	1.9%

BASF SE	2.3%	Imperial Tobacco Group PLC	1.9%

Vinci SA	2.2%	National Grid PLC	1.9%

Total SA	2.1%	Swisscom AG	1.8%

Sector Composition[1,3]

Utilities	18.0%	Health Care	7.1%

Consumer Staples	15.5%	Energy	7.0%

Telecommunication Services	14.3%	Consumer Discretionary	6.5%

Financials	9.8%	Information Technology	3.1%

Industrials	8.0%	Short-Term Investments & Other	2.8%

Materials	7.9%

Top 10 Countries (94.5% of Net Assets on 4-30-14)[1,2,3]

United States	38.4%	Canada	4.1%

United Kingdom	18.1%	Switzerland	4.1%

Germany	9.3%	Australia	3.2%

France	8.7%	Netherlands	2.2%

Norway	4.7%	Italy	1.7%

1 As a percentage of net assets on 4-30-14.
2 Cash and cash equivalents not included.
3 International investing involves special risks such as political, economic and currency risks and differences in accounting standards and financial reporting. These risks are more significant in emerging markets. Sector investing is subject to greater risks than the market as a whole. Because the fund may focus on particular sectors of the economy, its performance may depend on the performance of those sectors.

6 Tax-Advantaged Global Shareholder Yield Fund | Semiannual report

Fund’s investments

As of 4-30-14 (unaudited)

	Shares	Value

Common Stocks 96.4%		$120,580,620

(Cost $114,378,527)

Australia 3.2%		3,965,363

BHP Billiton, Ltd.	19,850	699,049

Commonwealth Bank of Australia	9,162	673,965

Telstra Corp., Ltd.	317,600	1,544,205

Westpac Banking Corp.	32,000	1,048,144

Belgium 1.1%		1,406,046

Anheuser-Busch InBev NV	12,900	1,406,046

Canada 4.1%		5,177,106

BCE, Inc.	50,000	2,226,176

Potash Corp. of Saskatchewan, Inc.	26,800	969,088

Rogers Communications, Inc., Class B	19,100	758,563

Shaw Communications, Inc., Class B	50,500	1,223,279

France 8.7%		10,848,179

Electricite de France SA	46,200	1,774,122

Sanofi	8,950	965,883

SCOR SE	41,400	1,514,940

Total SA	36,100	2,582,744

Vinci SA	35,900	2,710,677

Vivendi SA	48,380	1,299,813

Germany 9.3%		11,643,346

Allianz SE	5,400	939,761

BASF SE	24,830	2,880,422

Daimler AG	18,700	1,740,954

Deutsche Post AG	18,000	679,193

Deutsche Telekom AG	124,840	2,097,444

Muenchener Rueckversicherungs AG	14,300	3,305,572

Italy 1.7%		2,115,606

Terna Rete Elettrica Nazionale SpA	390,500	2,115,606

Netherlands 2.2%		2,703,055

Royal Dutch Shell PLC, ADR (C)	25,280	1,990,547

Wolters Kluwer NV	25,560	712,508

Norway 4.7%		5,945,477

Orkla ASA	160,200	1,324,948

Statoil ASA	39,300	1,198,076

Yara International ASA	72,400	3,422,453

See notes to financial statements	Semiannual report | Tax-Advantaged Global Shareholder Yield Fund	7

	Shares	Value
Philippines 0.6%		$715,950

Philippine Long Distance Telephone Company, ADR (C)	11,100	715,950

Sweden 1.0%		1,277,618

Svenska Handelsbanken AB, Class A	25,400	1,277,618

Switzerland 4.1%		5,091,940

Nestle SA	9,400	726,472

Novartis AG	13,500	1,173,589

Roche Holding AG	3,000	880,038

Swisscom AG	3,800	2,311,841

United Kingdom 18.1%		22,604,107

AstraZeneca PLC, ADR (C)	10,253	810,500

BAE Systems PLC	297,300	2,011,374

British American Tobacco PLC	24,200	1,397,427

Centrica PLC	428,900	2,391,991

Compass Group PLC	43,400	691,316

Diageo PLC, ADR	4,500	552,510

GlaxoSmithKline PLC	86,600	2,392,804

Imperial Tobacco Group PLC	54,600	2,359,505

National Grid PLC	164,300	2,335,236

Pearson PLC	54,600	1,023,857

Severn Trent PLC	24,300	757,467

SSE PLC	53,500	1,379,578

Unilever PLC	20,870	933,579

United Utilities Group PLC	130,000	1,748,632

Vodafone Group PLC	316,472	1,201,520

WM Morrison Supermarkets PLC	181,700	616,811

United States 37.6%		47,086,827

AbbVie, Inc. (C)	17,200	895,776

Altria Group, Inc.	56,100	2,250,171

Ameren Corp. (C)	33,300	1,375,623

Apple, Inc.	1,500	885,135

Arthur J. Gallagher & Company (C)	14,900	670,798

AT&T, Inc. (C)	55,600	1,984,920

Automatic Data Processing, Inc. (C)	9,300	725,028

CenturyLink, Inc.	48,700	1,700,117

CME Group, Inc. (C)	12,160	855,942

ConocoPhillips (C)	15,800	1,174,098

Deere & Company	7,200	672,048

Diamond Offshore Drilling, Inc. (C)	32,800	1,791,208

Dominion Resources, Inc. (C)	9,800	710,892

Duke Energy Corp. (C)	26,850	2,000,057

E.I. du Pont de Nemours & Company	10,950	737,154

Emerson Electric Company	10,600	722,708

Integrys Energy Group, Inc. (C)	12,600	772,128

Johnson & Johnson	7,300	739,417

Kimberly-Clark Corp. (C)	8,900	999,025

KLA–Tencor Corp. (C)	10,300	659,097

Lockheed Martin Corp. (C)	9,400	1,542,916

8	Tax-Advantaged Global Shareholder Yield Fund | Semiannual report	See notes to financial statements

		Shares	Value
United States (continued)

Lorillard, Inc. (C)		38,050	$2,260,931

Mattel, Inc. (C)		28,840	1,130,961

McDonald’s Corp.		7,800	790,764

Merck & Company, Inc. (C)		16,500	966,240

Microchip Technology, Inc. (C)		17,900	850,966

Microsoft Corp. (C)		19,500	787,800

PepsiCo, Inc. (C)		7,400	635,586

Philip Morris International, Inc.		14,500	1,238,735

PPL Corp. (C)		57,400	1,913,716

R.R. Donnelley & Sons Company (C)		53,200	936,320

Regal Entertainment Group, Class A (C)		45,800	861,040

Reynolds American, Inc. (C)		34,790	1,963,200

TECO Energy, Inc. (C)		81,000	1,454,760

The Coca-Cola Company		17,400	709,746

The Dow Chemical Company (C)		23,200	1,157,680

The Southern Company (C)		39,980	1,832,283

Verizon Communications, Inc.		15,259	716,725

Verizon Communications, Inc. (C)		28,980	1,354,235

Waste Management, Inc. (C)		15,700	697,865

Wells Fargo & Company		19,400	963,016

Preferred Securities 0.8%			$981,212

(Cost $854,267)

United States 0.8%			981,212

MetLife, Inc., Series B, 6.500% (C)		38,600	981,212

	Yield (%)	Shares	Value

Short-Term Investments 3.1%			$3,920,511

(Cost $3,920,511)

Money Market Funds 1.5%			1,919,511

State Street Institutional Treasury Money
Market Fund	0.0000 (Y)	1,919,511	1,919,511

		Par value	Value
Repurchase Agreement 1.6%			2,001,000

Repurchase Agreement with State Street Corp. dated 4-30-14 at
0.000% to be repurchased at $2,001,000 on 5-1-14, collateralized by $2,060,000 U.S. Treasury Notes, 1.375% due 12-31-18 (valued
at $2,044,550, including interest)		$2,001,000	2,001,000

Total investments (Cost $119,153,305)† 100.3%			$125,482,343

Other assets and liabilities, net (0.3%)			($387,281)

Total net assets 100.0%			$125,095,062

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.

See notes to financial statements	Semiannual report | Tax-Advantaged Global Shareholder Yield Fund	9

Notes to Schedule of Investments

ADR	American Depositary Receipts
(C)	A portion of this security is segregated as collateral for options. Total collateral value of 4-30-14 was $30,142,086.
(Y)	The rate shown is the annualized seven-day yield as of 4-30-14.
†	At 4-30-14, the aggregate cost of investment securities for federal income tax purposes was $119,842,270. Net unrealized appreciation aggregated $5,640,073, of which $7,537,717 related to appreciated investment securities and $1,897,644 related to depreciated investment securities.

The fund had the following sector composition as a percentage of net assets on 4-30-14:

Utilities	18.0%
Consumer Staples	15.5%
Telecommunication Services	14.3%
Financials	9.8%
Industrials	8.0%
Materials	7.9%
Health Care	7.1%
Energy	7.0%
Consumer Discretionary	6.5%
Information Technology	3.1%
Short-Term Investments & Other	2.8%

Total	100.0%

10	Tax-Advantaged Global Shareholder Yield Fund | Semiannual report	See notes to financial statements

F I N A N C I A L  S T A T E M E N T S

Financial statements

Statement of assets and liabilities 4-30-14 (unaudited)

This Statement of assets and liabilities is the fund’s balance sheet. It shows the value of what the fund owns, is due and owes. You’ll also find the net asset value for each common share.

Assets

Investments, at value (Cost $119,153,305)	$125,482,343
Cash	35,482
Foreign currency, at value (Cost $117,428)	117,496
Receivable for investments sold	6,266,732
Receivable for fund shares sold	48,859
Dividends receivable	821,219
Other receivables and prepaid expenses	124,628

Total assets	132,896,759

Liabilities

Payable for investments purchased	7,117,597
Written options, at value (Premium received $712,626)	622,500
Payable to affiliates
Accounting and legal services fees	3,549
Other liabilities and accrued expenses	58,051

Total liabilities	7,801,697

Net assets	$125,095,062

Net assets consist of

Paid-in capital	$144,189,645
Accumulated distributions in excess of net investment income	(1,958,812)
Accumulated net realized gain (loss) on investments, written options and
foreign currency transactions	(23,583,550)
Net unrealized appreciation (depreciation) on investments, written options
and translation of assets and liabilities in foreign currencies	6,447,779

Net assets	$125,095,062

Net asset value per share

Based on 9,941,752 shares of beneficial interest outstanding — unlimited
number of shares authorized with $0.01 par value	$12.58

See notes to financial statements	Semiannual report | Tax-Advantaged Global Shareholder Yield Fund	11

F I N A N C I A L  S T A T E M E N T S

Statement of operations For the six-month period ended 4-30-14
(unaudited)

This Statement of operations summarizes the fund’s investment income earned and expenses incurred in operating the fund. It also shows net gains (losses) for the period stated.

Investment income

Dividends	$5,284,431
Interest	3,957
Less foreign taxes withheld	(186,607)

Total investment income	5,101,781

Expenses

Investment management fees	588,886
Accounting and legal services fees	11,189
Transfer agent fees	13,345
Trustees’ fees	20,328
Printing and postage	20,759
Professional fees	74,223
Custodian fees	31,268
Stock exchange listing fees	7,837
Other	17,847

Total expenses	785,682

Net investment income	4,316,099

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments	12,218,751
Written options	(388,100)
Foreign currency transactions	(12,192)
11,818,459
Change in net unrealized appreciation (depreciation) of
Investments	(6,709,610)
Written options	125,360
Translation of assets and liabilities in foreign currencies	8,225
(6,576,025)
Net realized and unrealized gain	5,242,434

Increase in net assets from operations	$9,558,533

12	Tax-Advantaged Global Shareholder Yield Fund | Semiannual report	See notes to financial statements

F I N A N C I A L  S T A T E M E N T S

Statements of changes in net assets

These Statements of changes in net assets show how the value of the fund’s net assets has changed during the last two periods. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of fund share transactions.

	Six months
	ended	Year
	4-30-14	ended
	(Unaudited)	10-31-13

Increase (decrease) in net assets

From operations
Net investment income	$4,316,099	$5,173,508
Net realized gain	11,818,459	2,853,357
Change in net unrealized appreciation (depreciation)	(6,576,025)	7,985,109

Increase in net assets resulting from operations	9,558,533	16,011,974

Distributions to shareholders
From net investment income	(6,287,578)[1]	(7,579,874)
From tax return of capital	—	(4,761,490)

Total distributions	(6,287,578)	(12,341,364)

From fund share transactions
Issued in shelf offering	2,011,639	3,209,720
Issued pursuant to Dividend Reinvestment Plan	86,666	220,893

Total from fund share transactions	2,098,305	3,430,613

Total increase	5,369,260	7,101,223

Net assets

Beginning of period	119,725,802	112,624,579

End of period	$125,095,062	$119,725,802

Undistributed (accumulated distributions in excess of) net
investment income	($1,958,812)	$12,667

Share activity

Shares outstanding
Beginning of period	9,774,773	9,496,556
Issued in shelf offering	159,873	259,460
Issued pursuant to Dividend Reinvestment Plan	7,106	18,757

End of period	9,941,752	9,774,773

1 A portion of the distributions may be deemed a tax return of capital at year end.

See notes to financial statements	Semiannual report | Tax-Advantaged Global Shareholder Yield Fund	13

Financial highlights

The Financial highlights show how the fund’s net asset value for a share has changed during the period.

COMMON SHARES Period ended	4-30-14[1]	10-31-13	10-31-12	10-31-11	10-31-10	10-31-09

Per share operating performance

Net asset value, beginning of period	$12.25	$11.86	$12.12	$12.98	$12.53	$12.92
Net investment income[2]	0.44[3]	0.54	0.57	0.64	0.64	0.72
Net realized and unrealized gain (loss)
on investments	0.52	1.12	0.45	(0.06)	1.25	0.42
Total from investment operations	0.96	1.66	1.02	0.58	1.89	1.14
Less distributions to
common shareholders
From net investment income	(0.64)[4]	(0.79)	(0.75)	(0.72)	(0.62)	(0.70)
From tax return of capital	—	(0.49)	(0.53)	(0.72)	(0.82)	(0.83)
Total distributions	(0.64)	(1.28)	(1.28)	(1.44)	(1.44)	(1.53)
Anti-dilutive impact of shelf offering	0.01	0.01	—	—	—	—
Anti-dilutive impact of repurchase plan	—	—	—	—	—	—[5,6]
Offering costs related to common shares	—	—	—	—	—	—[5]
Net asset value, end of period	$12.58	$12.25	$11.86	$12.12	$12.98	$12.53
Per share market value, end of period	$13.21	$12.64	$12.37	$12.39	$13.66	$11.33
Total return at net asset value (%)[7]	8.15[8]	15.01	8.49	4.62	16.33	11.05
Total return at market value (%)[7]	10.06[8]	13.78	10.69	1.63	35.39	17.94

Ratios and supplemental data

Net assets applicable to common shares,
end of period (in millions)	$125	$120	$113	$115	$122	$117
Ratios (as a percentage of average
net assets):
Expenses	1.33[9]	1.37	1.27	1.28	1.25	1.29
Net investment income	6.46[3,9]	4.52	4.76	5.12	5.15	6.01
Portfolio turnover (%)	116	126	98	95	96	126

1 Six months ended 4-30-14. Unaudited.
2 Based on the average daily shares outstanding.
3 Net investment income (loss) per share and ratio of net investment income (loss) to average net assets reflect a special dividend received by the fund which amounted to $0.10 and 0.85% (unannualized), respectively.
4 A portion of the distributions may be deemed a tax return of capital at year end.
5 Less than $0.005 per shares.
6 The repurchase plan was completed at a average repurchase price of $11.09 for 17,400 shares. The redemption for the year ended 10-31-09 was $192,000 and had a less than $0.005 NAV impact.
7 Total return based on net asset value reflects changes in the fund’s net asset value during each period. Total return based on market value reflects changes in market value. Each figure assumes that dividend and capital gain distributions, if any, were reinvested. These figures will differ depending upon the level of any discount from or premium to net asset value at which the fund’s shares traded during the period.
8 Annualized.
9 Not annualized.

14	Tax-Advantaged Global Shareholder Yield Fund | Semiannual report	See notes to financial statements

Notes to financial statements
(unaudited)

Note 1 — Organization

John Hancock Tax-Advantaged Global Shareholder Yield Fund (the fund) is a closed-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act).

In 2012, the fund filed a registration statement with the Securities and Exchange Commission, registering an additional 1,200,000 common shares through an equity shelf offering program. Under this program, the fund, subject to market conditions, may raise additional equity capital from time to time by offering new common shares at a price equal to or above the fund’s net asset value per common share.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are valued at the last sale price or official closing price on the exchange where the security was acquired or most likely will be sold. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds are valued at their respective net asset values each business day. Options listed on an exchange are valued at the mean of the most recent bid and ask prices from the exchange where the option was acquired or most likely will be sold. Unlisted options are valued using evaluated prices obtained from an independent pricing vendor. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing vendor. Securities that trade only in the over-the-counter (OTC) market are valued using bid prices. Certain short-term securities with maturities of 60 days or less at the time of purchase are valued at amortized cost.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund’s Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

Semiannual report | Tax-Advantaged Global Shareholder Yield Fund 15

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund’s investments as of April 30, 2014, by major security category or type:

				LEVEL 3
			LEVEL 2	SIGNIFICANT
	TOTAL MARKET	LEVEL 1	SIGNIFICANT	UNOBSERVABLE
	VALUE AT 4-30-14	QUOTED PRICE	OBSERVABLE INPUTS	INPUTS

Common Stocks
Australia	$3,965,363	—	$3,965,363	—
Belgium	1,406,046	—	1,406,046	—
Canada	5,177,106	$5,177,106	—	—
France	10,848,179	—	10,848,179	—
Germany	11,643,346	—	11,643,346	—
Italy	2,115,606	—	2,115,606	—
Netherlands	2,703,055	1,990,547	712,508	—
Norway	5,945,477	—	5,945,477	—
Philippines	715,950	715,950	—	—
Sweden	1,277,618	—	1,277,618	—
Switzerland	5,091,940	—	5,091,940	—
United Kingdom	22,604,107	1,363,010	21,241,097	—
United States	47,086,827	46,370,102	716,725	—

Preferred Securities

United States	981,212	981,212	—	—
Short-Term Investments	3,920,511	1,919,511	2,001,000	—

Total Investments in
Securities	$125,482,343	$58,517,438	$66,964,905	—
Other Financial
Instruments:

Written Options	($622,500)	($622,500)	—	—

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund’s custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, the MRA does not result in an offset of the reported amounts of assets and liabilities in the Statement of assets and liabilities. In the event

16 Tax-Advantaged Global Shareholder Yield Fund | Semiannual report

of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions. Collateral received by the fund for repurchase agreements is disclosed in the Fund’s investments as part of the caption related to the repurchase agreement.

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income is recorded on the ex-date, except for dividends of foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Foreign taxes are provided for based on the fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Foreign currency translation. Assets, including investments and liabilities denominated in foreign currencies, are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments.

Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. These risks are heightened for investments in emerging markets. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors. Foreign investments are also subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.

Foreign taxes. The fund may be subject to withholding tax on income and/or capital gains or repatriation taxes imposed by certain countries in which the fund invests. Taxes are accrued based upon investment income, realized gains or unrealized appreciation.

Overdrafts. Pursuant to the custodian agreement, the fund’s custodian may, in its discretion, advance funds to the fund to make properly authorized payments. When such payments result in an overdraft, the fund is obligated to repay the custodian for any overdraft, including any costs or expenses associated with the overdraft. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the maximum extent permitted by law, to the extent of any overdraft.

Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

Semiannual report | Tax-Advantaged Global Shareholder Yield Fund 17

Under the Regulated Investment Company Modernization Act of 2010, the fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Any losses incurred during those taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

For federal income tax purposes, as of October 31, 2013, the fund has a capital loss carryforward of $34,785,386 available to offset future net realized capital gains. The loss carryforward expires as follows: October 31, 2017 — $32,045,535 and October 31, 2018 — $2,739,851.

As of October 31, 2013, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends quarterly and capital gain distributions, if any, annually.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Material distributions in excess of tax basis earnings and profits, if any, are reported in the fund’s financial statements as a return of capital. The final determination of tax characteristics of the fund’s distribution will occur at the end of the year and will subsequently be reported to shareholders. A portion of the distributions paid may be deemed a tax return of capital for the year ended October 31, 2014.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to wash sale loss deferrals and characterization of distributions.

Note 3 — Derivative instruments

The fund may invest in derivatives in order to meet its investment objective. Derivatives include a variety of different instruments that may be traded in the OTC market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.

Certain options are traded or cleared on an exchange or central clearinghouse. Exchange-traded or cleared transactions generally present less counterparty risk to a fund than OTC transactions. The exchange or clearinghouse stands between the fund and the broker to the contract and therefore, credit risk is generally limited to the failure of the exchange or clearinghouse and the clearing member.

Options. There are two types of options, put options and call options. Options are traded either OTC or on an exchange. A call option gives the purchaser of the option the right to buy (and the seller the obligation to sell) the underlying instrument at the exercise price. A put option gives

18 Tax-Advantaged Global Shareholder Yield Fund | Semiannual report

the purchaser of the option the right to sell (and the writer the obligation to buy) the underlying instrument at the exercise price. Writing puts and buying calls may increase the fund’s exposure to changes in the value of the underlying instrument. Buying puts and writing calls may decrease the fund’s exposure to such changes. Risks related to the use of options include the loss of premiums, possible illiquidity of the options markets, trading restrictions imposed by an exchange and movements in underlying security values, and for written options, potential losses in excess of the amounts recognized on the Statement of assets and liabilities. In addition, OTC options are subject to the risks of all OTC derivatives contracts.

When the fund purchases an option, the premium paid by the fund is included in the Fund’s investments and subsequently “marked-to-market” to reflect current market value. If the purchased option expires, the fund realizes a loss equal to the cost of the option. If the fund enters into a closing sale transaction, the fund realizes a gain or loss, depending on whether proceeds from the closing sale are greater or less than the original cost. When the fund writes an option, the premium received is included as a liability and subsequently “marked-to-market” to reflect the current market value of the option written. Premiums received from writing options that expire unexercised are recorded as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. If a put option on a security is exercised, the premium received reduces the cost basis of the securities purchased by the fund.

During the six months ended April 30, 2014, the fund wrote option contracts to hedge against anticipated changes in securities markets and to generate potential income. The following tables summarize the fund’s written options activities during the six months ended April 30, 2014 and the contracts held at April 30, 2014.

	NUMBER OF	PREMIUMS
	CONTRACTS	RECEIVED

Outstanding, beginning of period	385	$762,841
Options written	2,170	3,485,091
Option closed	(1,555)	(2,945,913)
Options expired	(630)	(589,393)

Outstanding, end of period	370	$712,626

	EXERCISE	EXPIRATION	NUMBER OF
OPTIONS	PRICE	DATE	CONTRACTS	PREMIUM	VALUE

Calls
Russell 2000 Index	$1,130	May 2014	190	$476,765	($304,950)
S&P 500 Index	1,855	May 2014	85	221,783	(304,725)
S&P 500 Index	1,930	May 2014	95	14,078	(12,825)

Total			370	$712,626	($622,500)

Fair value of derivative instruments by risk category

The table below summarizes the fair value of derivatives held by the fund at April 30, 2014 by risk category:

		FINANCIAL	ASSET	LIABILITY
	STATEMENT OF ASSETS AND	INSTRUMENTS	DERIVATIVES	DERIVATIVES
RISK	LIABILITIES LOCATION	LOCATION	FAIR VALUE	FAIR VALUE

Equity contracts	Payable for written options,	Written options	—	($622,500)
at value

Semiannual report | Tax-Advantaged Global Shareholder Yield Fund 19

Effect of derivative instruments on the Statement of operations

The table below summarizes the net realized gain (loss) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended April 30, 2014:

	STATEMENT OF OPERATIONS
RISK	LOCATION	WRITTEN OPTIONS

Equity contracts	Net realized gain (loss)	($388,100)

The table below summarizes the net change in unrealized appreciation (depreciation) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended April 30, 2014:

	STATEMENT OF OPERATIONS
RISK	LOCATION	WRITTEN OPTIONS

Equity contracts	Change in unrealized	$125,360
	appreciation (depreciation)

Note 4 — Guarantees and indemnifications

Under the fund’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 5 — Fees and transactions with affiliates

John Hancock Advisers, LLC (the Advisor) serves as investment advisor for the fund. John Hancock Funds, LLC (the Distributor), an affiliate of the Advisor, serves as distributor for the common shares offered through the equity shelf offering. The Advisor and the Distributor are indirect, wholly owned subsidiaries of Manulife Financial Corporation (MFC).

Management fee. The fund has an investment advisory agreement with the Advisor under which the fund pays a daily management fee to the Advisor equal to 1.00% annually of the fund’s average daily gross assets. Under the advisory agreement, gross assets of the fund means total assets of the fund (including any form of investment leverage) minus the sum of accrued expenses incurred in the normal course of operations. The Advisor has subadvisory agreements with Epoch Investment Partners, Inc. and Analytic Investors, LLC. The fund is not responsible for payment of the subadvisory fees.

Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These accounting and legal services fees incurred for the six months ended April 30, 2014 amounted to an annual rate of 0.02% of the fund’s average daily net assets.

Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. Each independent Trustee receives from the fund and the other John Hancock closed-end funds an annual retainer. In addition, Trustee out-of-pocket expenses are allocated to each fund based on its net assets relative to other funds within the John Hancock group of funds complex.

20 Tax-Advantaged Global Shareholder Yield Fund | Semiannual report

Distributor. The fund will compensate the Distributor with respect to sales of the common shares offered through the equity shelf offering at a commission rate of 1% of the gross proceeds of the sale of common shares, a portion of which is allocated to the selling dealers. During the six months ended April 30, 2014, compensation to the Distributor was $20,525. The Distributor has an agreement with a sub-placement agent in the sale of common shares. The fund is not responsible for payment of commissions to the sub-placement agent.

Note 6 — Fund share transactions

Transactions in common shares for the six months ended April 30, 2014 and the year ended October 31, 2013 are presented on the Statement of changes in net assets. Proceeds received in connection with the shelf offering are net of commissions and offering costs. Total offering costs of $153,573 have been prepaid by the fund. These costs are deducted from proceeds as shares are issued. To date, $53,675 has been deducted from proceeds of shares issued and the remaining $99,898 is included in Other receivables and prepaid expenses on the Statement of assets and liabilities.

Note 7 — Purchase and sale of securities

Purchases and sales of securities, other than short-term securities, amounted to $136,209,351 and $135,750,009, respectively, for the six months ended April 30, 2014.

Semiannual report | Tax-Advantaged Global Shareholder Yield Fund 21

Additional information

Unaudited

Investment objective and policy

The fund is a diversified, closed-end management investment company, common shares of which were initially offered to the public in 2007. The fund’s investment objective is to provide total return consisting of a high level of current income and gains and long term capital appreciation. In pursuing its investment objective of total return, the fund will seek to emphasize high current income. The fund will seek to achieve favorable after-tax returns for its shareholders by seeking to minimize the U.S. federal income tax consequences on income and gains generated by the fund. Under normal market conditions, the fund will invest at least 80% of its total assets in a diversified portfolio of dividend-paying securities of issuers located throughout the world. The fund writes (sells) call options on a variety of both U.S. and non-U.S. broad-based indices.

Dividends and distributions

During the six months ended April 30, 2014, distributions from net investment income totaling $0.6400 per share were paid to shareholders. The dates of payments and the amounts per share were as follows:

INCOME
PAYMENT DATE	DISTRIBUTIONS*

December 31, 2013	$0.3200
March 31, 2014	0.3200
Total	$0.6400

*A portion of the distributions may be deemed a tax return of capital at year end.

Shareholder communication and assistance

If you have any questions concerning the fund, we will be pleased to assist you. If you hold shares in your own name and not with a brokerage firm, please address all notices, correspondence, questions or other communications regarding the fund to the transfer agent at:

Computershare
P.O. Box 30170
College Station, TX 77842-3170
Telephone: 800-852-0218

If your shares are held with a brokerage firm, you should contact that firm, bank or other nominee for assistance.

22 Tax-Advantaged Global Shareholder Yield Fund | Semiannual report

Portfolio manager changes

The portfolio management team at Epoch Investment Partners, Inc. (“Epoch”) has changed. Effective March 1, 2014, John Tobin and Kera Van Valen were added as portfolio managers of the fund. They join the current portfolio management team at Epoch, William W. Priest, Eric Sappenfield and Michael A. Welhoelter, who have served as portfolio managers of the fund since its inception. Below is a brief summary of Mr. Tobin’s and Ms. Van Valen’s business careers during the past five years.

John Tobin, CFA

• Director, Portfolio Manager, and Senior Analyst, Epoch Investment Partners, Inc. since 2012

• Lecturer in the Economics Department, Fordham University (2009–2012)

• Senior Vice President, HSBC Global Asset Management (2005–2009)

• Began business career in 1981

• Joined fund team in 2014

Kera Van Valen, CFA

• Director, Portfolio Manager, and Senior Analyst, Epoch Investment Partners, Inc. since 2005

• Began business career in 2001

• Joined fund team in 2014

Shareholder meeting

The fund held its Annual Meeting of Shareholders on February 18, 2014. The following proposal was considered by the shareholders:

Proposal: Election of four (4) Trustees to serve for a three-year term ending at the 2017 Annual Meeting of Shareholders. Each Trustee was re-elected by the fund’s shareholders and the votes cast with respect to each Trustee are set forth below.

	VOTES FOR	VOTES WITHHELD

Independent Trustees
William H. Cunningham	7,727,708.172	145,697.655
Grace K. Fey	7,702,271.895	171,133.932
Hassell H. McClellan	7,732,439.241	140,966.586
Gregory A. Russo	7,722,818.419	150,587.408

Trustees whose term of office continued after the Annual Meeting of Shareholders because they were not up for election are: Charles L. Bardelis, Craig Bromley, Peter S. Burgess, Theron S. Hoffman, Deborah C. Jackson, James M. Oates, Steven R. Pruchansky and Warren A. Thomson.

Semiannual report | Tax-Advantaged Global Shareholder Yield Fund 23

More information

Trustees	Officers	Investment advisor
James M. Oates,	Andrew G. Arnott	John Hancock Advisers, LLC
Chairperson	President
Steven R. Pruchansky,		Subadvisors
Vice Chairperson	John J. Danello#	Epoch Investment Partners, Inc.
Charles L. Bardelis*	Senior Vice President, Secretary	Analytic Investors, LLC
Craig Bromley†	and Chief Legal Officer
Peter S. Burgess*		Custodian
William H. Cunningham	Francis V. Knox, Jr.	State Street Bank and
Grace K. Fey	Chief Compliance Officer	Trust Company
Theron S. Hoffman*
Deborah C. Jackson	Charles A. Rizzo	Transfer agent
Hassell H. McClellan	Chief Financial Officer	Computershare Shareowner
Gregory A. Russo		Services, LLC
Warren A. Thomson†	Salvatore Schiavone
	Treasurer	Legal counsel
*Member of the		K&L Gates LLP
Audit Committee
†Non-Independent Trustee		Stock symbol
#Effective 5-29-14		Listed New York Stock
Exchange: HTY

For shareholder assistance refer to page 22

You can also contact us:
800-852-0218	Regular mail:
jhinvestments.com	Computershare
P.O. Box 30170
College Station, TX 77842-3170

The fund’s proxy voting policies and procedures, as well as the fund’s proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.

The fund’s complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The fund’s Form N-Q is available on our website and the SEC’s website, sec.gov, and can be reviewed and copied (for a fee) at the SEC’s Public Reference Room in Washington, DC. Call 800-SEC-0330 to receive information on the operation of the SEC’s Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-852-0218.

The report is certified under the Sarbanes-Oxley Act, which requires closed-end funds and other public companies to affirm that, to the best of their knowledge, the information in their financial reports is fairly and accurately stated in all material respects.

24 Tax-Advantaged Global Shareholder Yield Fund | Semiannual report

PRESORTED
STANDARD
U.S. POSTAGE
PAID
MIS

800-852-0218
800-231-5469 TDD
800-843-0090 EASI-Line
jhinvestments.com

P14SA 4/14
MF184404	6/14

ITEM 2. CODE OF ETHICS.

Not applicable at this time.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable at this time.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable at this time.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable at this time.

ITEM 6. SCHEDULE OF INVESTMENTS.

(a) Not applicable.
(b) Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The registrant has adopted procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees. A copy of the procedures is filed as an exhibit to this Form N-CSR. See attached “John Hancock Funds – Nominating, Governance and Administration Committee Charter.”

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

(c)(1) Submission of Matters to a Vote of Security Holders is attached. See attached “John Hancock Funds – Nominating, Governance and Administration Committee Charter.”

(c)(2) Contact person at the registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Tax-Advantaged Global Shareholder Yield Fund

By:	/s/ Andrew Arnott
________________
Andrew Arnott
President

Date:	June 5, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Andrew Arnott
________________
Andrew Arnott
President

Date:	June 5, 2014

By:	/s/ Charles A. Rizzo
________________
Charles A. Rizzo
Chief Financial Officer

Date:	June 5, 2014